Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000007847 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000007847 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000007847 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000007847 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000007847 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000007847 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000007847 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000007847 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000007847 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000007847 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000007847 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000007847 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000007847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[2]
C000007847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[2]
C000007847 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000007847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[2]
C000007847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000007847 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000007847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[2]
C000007847 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[2]
C000007847 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000007847 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000152172 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000152172 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000152172 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000152172 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000152172 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000152172 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000152172 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000152172 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000152172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000152172 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000152172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000152172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000152172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[4]
C000152172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
C000152172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000152172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[4]
C000152172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000152172 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000152172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[4]
C000152172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[4]
C000152172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000152172 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000006076 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006076 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000006076 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000006076 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000006076 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000006076 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000006076 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000006076 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000006076 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000006076 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000006076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000006076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[6]
C000006076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[6]
C000006076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[6]
C000006076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000006076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[6]
C000006076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6]
C000006076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000006076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[6]
C000006076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[6]
C000006076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6]
C000006076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000006074 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000006074 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000006074 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000006074 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000006074 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000006074 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000006074 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000006074 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000006074 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000006074 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000006074 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000006074 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[8]
C000006074 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[8]
C000006074 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[8]
C000006074 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000006074 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[8]
C000006074 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[8]
C000006074 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000006074 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[8]
C000006074 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[8]
C000006074 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000006074 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000006077 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000006077 [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000006077 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000006077 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000006077 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000006077 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000006077 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000006077 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000006077 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000006077 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000006077 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000006077 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[10]
C000006077 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[10]
C000006077 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[10]
C000006077 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
C000006077 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[10]
C000006077 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[10]
C000006077 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000006077 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[10]
C000006077 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[10]
C000006077 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000006077 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[10]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.